SCHEDULE OF COST OF SALES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Direct mining and milling costs		$ 26,630	$ 19,604
Changes in inventories	[1]	(423)	143
Depletion and amortization		7,300	4,649
Toll milling costs			234
Cost of sales		$ 33,507	$ 24,630

[1]	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).